Investment Properties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investment Properties
8	INVESTMENT PROPERTIES

Buildings RMB million
Cost
As at 1 January 2022	14,971
Additions	266
Deductions	(11)

As at 31 December 2022	15,226

Accumulated depreciation
As at 1 January 2022	(1,597)
Additions	(437)
Deductions	1

As at 31 December 2022	(2,033)

Net book value
As at 1 January 2022	13,374

As at 31 December 2022	13,193

Fair value
As at 1 January 2022	16,626

As at 31 December 2022	16,854

Buildings RMB million
Cost
As at 1 January 2021	15,385
Additions	(414)

As at 31 December 2021	14,971

Accumulated depreciation
As at 1 January 2021	(1,168)
Additions	(429)

As at 31 December 2021	(1,597)

Net book value
As at 1 January 2021	14,217

As at 31 December 2021	13,374

Fair value
As at 1 January 2021	17,285

As at 31 December 2021	16,626

The Company leases part of its investment properties to its subsidiaries and charges rentals based on the areas occupied by the respective entities. These properties are categorised as property, plant and equipment of the Group in the consolidated statement of financial position.
The Group has no restrictions on the use of its investment properties and no contractual obligations to each investment property purchased, constructed or developed or for repairs, maintenance and enhancements.
As at 31 December 2022, the Group has no investment properties for which the title certificates were in process to obtain (as at 31 December 2021: RMB981 million).
The fair value of investment properties of the Group as at 31 December 2022 amounted to RMB16,854 million (as at 31 December 2021: RMB16,626 million), which was estimated by the Group having regards to valuations performed by independent appraisers. The investment properties were classified as Level 3 in the fair value hierarchy.
The Group uses the weighted average of market comparison approach and income approach as its valuation method to estimate the fair value of its investment properties. Under the market comparison approach, the estimated fair value of a property is based on the average sale price of comparable properties recently sold; the income approach is to convert projected future incomes of investment properties into value by rate of return, rate of capitalization or income multiplier. According to the calculation results of the above two valuation approaches, with consideration of the comprehensive adjustment coefficient, which is composed of a number of adjusting factors, including the time and the conditions of sale, the geographical location, age, decoration, floor area, lot size of the property and other factors.
Under the market comparison approach and income approach, an increase (decrease) in the comprehensive adjustment coefficient will result in an increase (decrease) in the fair value of investment properties.